Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

KKR Real Estate Finance Manager LLC 30 Hudson Yards New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of KREF 2022-FL3 notes by KREF 2022-FL3 Issuer and Co-Issuer. The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

KKR Real Estate Finance Manager LLC (the “Company”) has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Securities, LLC, Morgan Stanley & Co. LLC, Goldman Sachs & Co. LLC, MUFG Securities Americas Inc. and KKR Capital Markets LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On January 18, 2022, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 16 mortgage loans secured by 18 mortgage properties (the “Collateral Interests”).

From December 10, 2021 through January 18, 2022, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Collateral Interests and their respective Mortgaged Properties.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Collateral Interest that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix B.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) the existence or ownership of the Collateral Interests or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information in the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for your information and use by the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 18, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, amendments to the loan agreement, promissory note, first omnibus amendment to loan documents, second omnibus amendment to loan documents, management agreement, participation agreement, servicer billing statements or mortgage loan margin calculation spreadsheet (collectively, the “Loan Agreement”);
•	Interest rate cap agreement (the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, STR Report, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The ASR or AMR (collectively, the “Asset Summary Report”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report or Company correspondence for Alvista Durham (collectively, the “Seismic Report”);
•	CoStar report (the “CoStar Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”); and
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Loan Type	None – Company Provided
3	Property Name	Asset Summary Report
4	Property Address	Appraisal Report
5	Property City	Appraisal Report
6	Property State	Appraisal Report
7	Property Zip Code	Appraisal Report
8	Property County	Appraisal Report
9	Year Built	Appraisal Report/CoStar Report
10	Year Renovated	Appraisal Report/CoStar Report
11	Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	No of Units	Rent Roll
14	Unit of Measure	Rent Roll
15	Occupancy %	Rent Roll
16	Occupancy Source Date	Rent Roll
17	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
18	Assumed Loan (Y/N)	None – Company Provided
19	Borrower Name	Loan Agreement
20	Principals (Individuals)	Loan Agreement
21	Related Borrower (Y/N)	None – Company Provided
22	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
23	Annual Debt Service Payment (P&I)	Not Applicable
24	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
25	Commitment Original Balance ($)	Loan Agreement/Servicer Report[1]
26	Initial Funded Amount ($)	Loan Agreement[2]
27	Future Funding Trigger / Requirements	Loan Agreement
28	Cut-off Date Future Funding Remaining Balance ($)	Refer to Calculation Procedures below
29	Mortgage Loan Cut-off Date Balance ($)	Servicer Report[3]
30	Contributed Balance	None – Company Provided
31	Mortgage Loan % of Total Cut-off Date Balance	Refer to Calculation Procedures below

1 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Original Balance ($) for each related mortgaged property is equal to the product of (a) the Committed Original Balance ($) for the related Collateral Interest and (b) the related Allocable Share. “Allocable Share” shall equal either (a) the quotient of (i) the allocated loan amount of each related mortgaged property (as set forth on or derived from the Loan Agreement) and (ii) the Committed Original Balance ($) for such Collateral Interest or, if the allocated loan amount was not disclosed in the Loan Agreement, (b) the quotient of (i) the As-Is Appraised Value of each related mortgaged property and (ii) the aggregate As-Is Appraised Value for such Collateral Interest . With respect to the Collateral Interest identified on the Data File as “Orchards Portfolio,” the Committed Original Balance ($) of the related mortgage properties was provided by representatives of the Company.

2 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Initial Funded Amount ($) for each related mortgaged property is equal to the product of (a) the Initial Funded Amount ($) for the related Collateral Interest and (b) the related Allocable Share. With respect to the Collateral Interest identified on the Data File as “Orchards Portfolio,” the Initial Funded Amount ($) of the related mortgage properties was provided by representatives of the Company.

3 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance ($) for each related mortgaged property is equal to the product of (a) the Mortgage Loan Cut-off Date Balance ($) for the related Collateral Interest and (b) the related Allocable Share. With respect to the Collateral Interest identified on the Data File as “Orchards Portfolio,” the Mortgage Loan Cut-off Date Balance ($) of the related mortgage properties was provided by representatives of the Company.

Count	Characteristic	Source Document
32	Collateral Interest Cut-off Date Balance ($)	Refer to Calculation Procedures below
33	Collateral Interest % of Total Cut-off Date Balance	Refer to Calculation Procedures below
34	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
35	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
36	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
37	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
38	Note Date	Loan Agreement
39	First Payment Date	Loan Agreement
40	Initial Maturity Date	Loan Agreement
41	Fully Extended Maturity Date	Loan Agreement
42	Initial Loan Term (Original)	Refer to Calculation Procedures below
43	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
44	Cut-off Date Seasoning	Refer to Calculation Procedures below
45	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
46	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
47	Extension Options	Loan Agreement
48	Extension Options Description	Loan Agreement
49	1st Extension Option Description	Loan Agreement
50	2nd Extension Option Description	Loan Agreement
51	3rd Extension Option Description	Loan Agreement
52	4th Extension Option Description	Loan Agreement
53	5th Extension Option Description	Loan Agreement
54	First Extension Period (Months)	Loan Agreement
55	First Extension Fee %	Loan Agreement
56	First Extension Fee ($)	Refer to Calculation Procedures below
57	First Extension Floor	Loan Agreement
58	First Extension Cap	Loan Agreement
59	Second Extension Period (Months)	Loan Agreement
60	Second Extension Fee %	Loan Agreement
61	Second Extension Fee ($)	Refer to Calculation Procedures below
62	Second Extension Floor	Loan Agreement
63	Second Extension Cap	Loan Agreement
64	Third Extension Period (Months)	Loan Agreement
65	Third Extension Fee %	Loan Agreement
66	Third Extension Fee ($)	Refer to Calculation Procedures below
67	Third Extension Floor	Loan Agreement
68	Third Extension Cap	Loan Agreement
69	Fourth Extension Period (Months)	Not Applicable
70	Fourth Extension Fee %	Not Applicable

Count	Characteristic	Source Document
71	Fourth Extension Fee ($)	Not Applicable
72	Fourth Extension Floor	Not Applicable
73	Fourth Extension Cap	Not Applicable
74	Fifth Extension Period (Months)	Not Applicable
75	Fifth Extension Fee %	Not Applicable
76	Fifth Extension Fee ($)	Not Applicable
77	Fifth Extension Floor	Not Applicable
78	Fifth Extension Cap	Not Applicable
79	Exit Fee %	Not Applicable
80	Exit Fee ($)	Not Applicable
81	Exit Fee Balance	Not Applicable
82	Rate Type	Loan Agreement
83	Index for Floating Rate	Loan Agreement
84	Fully Funded Mortgage Loan Margin %	Loan Agreement
85	Rounding Factor	Loan Agreement
86	Time of Rounding (Before Spread, After Spread)	Loan Agreement
87	Rounding Direction	Loan Agreement
88	Lookback Period	Loan Agreement
89	LIBOR Floor %	Loan Agreement
90	Mortgage Rate Floor	Refer to Calculation Procedures below
91	Interest Rate Protection Cap Strike Price %	Interest Rate Cap Agreement
92	Mortgage Rate Cap	Refer to Calculation Procedures below
93	Interest Rate Protection Cap Provider	Interest Rate Cap Agreement
94	Interest Rate Protection Cap Provider Rating	Ratings Screenshots
95	Interest Rate Protection Cap Expiration	Interest Rate Cap Agreement
96	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
97	B Note / Mezz Loan %	Refer to Calculation Procedures below
98	Interest Accrual Basis	Loan Agreement
99	Interest Rate Change	Loan Agreement
100	Interest Rate Change Amount	Loan Agreement
101	Interest Rate Change Trigger	Loan Agreement
102	Grace Period Default (Days)	Loan Agreement
103	Grace Period Late (Days)	Loan Agreement
104	Grace Period Balloon (Days)	Loan Agreement
105	Original Prepayment Provision	Loan Agreement
106	Remaining Prepayment Provision	Loan Agreement
107	Original Yield Maintenance or Minimum Interest Term	Loan Agreement
108	Rate for Prepayment Protection	Loan Agreement
109	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
110	Partial Release and/or Prepayment Description	Loan Agreement

Count	Characteristic	Source Document
111	IO Number of Months through Initial Term	Refer to Calculation Procedures below
112	IO Number of Months through Fully Extended Loan Term	Refer to Calculation Procedures below
113	Amortization Style	Loan Agreement
114	Amort Constant Number of Months	Loan Agreement
115	Amortization Rate	Loan Agreement
116	Amortization Rate Mechanics	Loan Agreement
117	Amortization Constant Basis	Loan Agreement
118	Amortization Rate Basis	Loan Agreement
119	Amortization Type During Initial Term	Loan Agreement
120	Amortization Type During Extensions	Loan Agreement
121	Appraisal Valuation Date	Appraisal Report
122	As-Is Appraised Value	Appraisal Report
123	Stabilized Appraised Value	Appraisal Report
124	Appraisal Anticipated Stabilization Date	Appraisal Report
125	USPAP Appraisal (Y/N)	Appraisal Report
126	FIRREA Appraisal (Y/N)	Appraisal Report
127	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
128	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
129	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
130	Third Most Recent As Of Date	Underwriting Model
131	Third Most Recent Actual Revenues	Underwriting Model
132	Third Most Recent Actual Expenses	Underwriting Model
133	Third Most Recent Actual NOI	Underwriting Model
134	Third Most Recent Actual NCF	Underwriting Model
135	Second Most Recent As Of Date	Underwriting Model
136	Second Most Recent Actual Revenues	Underwriting Model
137	Second Most Recent Actual Expenses	Underwriting Model
138	Second Most Recent Actual NOI	Underwriting Model
139	Second Most Recent Actual NCF	Underwriting Model
140	Most Recent As Of Date	Underwriting Model
141	Most Recent Actual Revenues	Underwriting Model
142	Most Recent Actual Expenses	Underwriting Model
143	Most Recent Actual NOI	Underwriting Model
144	Most Recent Actual NCF	Underwriting Model
145	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
146	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
147	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
148	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below

Count	Characteristic	Source Document
149	Underwritten Occupancy %	Underwriting Model
150	Underwritten Revenues	Underwriting Model
151	Underwritten Expenses	Underwriting Model
152	Underwritten NOI	Underwriting Model
153	Underwritten Reserves	Underwriting Model
154	Underwritten NCF	Underwriting Model
155	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
156	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
157	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
158	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
159	Underwritten Stabilized Occupancy %	Underwriting Model
160	Underwritten Stabilized Revenues	Underwriting Model
161	Underwritten Stabilized Expenses	Underwriting Model
162	Underwritten Stabilized NOI	Underwriting Model
163	Underwritten Stabilized Reserves	Underwriting Model
164	Underwritten Stabilized NCF	Underwriting Model
165	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
166	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
167	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
168	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
169	Appraisal As-Is NCF	Underwriting Model
170	Appraisal Stabilized Occupancy %	Underwriting Model
171	Appraisal Stabilized Revenues	Underwriting Model
172	Appraisal Stabilized Expenses	Underwriting Model
173	Appraisal Stabilized NOI	Underwriting Model
174	Appraisal Stabilized Reserves	Underwriting Model
175	Appraisal Stabilized NCF	Underwriting Model
176	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
177	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
178	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
179	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
180	Loan Cross Portfolio Name	None – Company Provided
181	Lien Position	Title Policy
182	Full Recourse (Y/N/Partial)	Guaranty

Count	Characteristic	Source Document
183	Recourse Provisions	Guaranty
184	Recourse Carveout Guarantor	Loan Agreement/Guaranty
185	Title Vesting (Fee/Leasehold/Both)	Title Policy
186	Ground Lease Payment (Annual)	Ground Lease
187	Ground Lease Initial Expiration Date	Ground Lease
188	Ground Lease Extension (Y/N)	Ground Lease
189	# of Ground Lease Extension Options	Ground Lease
190	Ground Lease Expiration Date with Extension	Ground Lease
191	Type of Lockbox	Loan Agreement/CMA
192	Cash Management (Springing/In-place)	Loan Agreement/CMA
193	Lockbox Trigger Event	Loan Agreement/CMA
194	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
195	Environmental Escrow (Cut-off Date)	Servicer Report
196	Tax Escrow (Cut-off Date)	Servicer Report
197	Tax Escrow (Monthly)	Servicer Report/Underwriting Model
198	Springing Tax Escrow Description	Loan Agreement/Servicer Report
199	Insurance Escrow (Cut-off Date)	Servicer Report
200	Insurance Escrow (Monthly)	Servicer Report/Underwriting Model
201	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
202	Replacement Reserve (Cut-off Date)	Servicer Report
203	Replacement Reserve (Monthly)	Servicer Report
204	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
205	TI/LC Reserve (Cut-off Date)	Servicer Report
206	Monthly TI/LC Reserve ($)	Servicer Report
207	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
208	Cut-off Other Reserve 1 ($)	Servicer Report
209	Other Escrow 1 (Monthly)	Servicer Report
210	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
211	Cut-off Other Reserve 2 ($)	Servicer Report
212	Other Escrow 2 (Monthly)	Servicer Report
213	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
214	Engineering Report Date	Property Condition Report
215	Environmental Report Date (Phase I)	ESA Phase I Report
216	Environmental Report Date (Phase II)	ESA Phase II Report
217	Environmental Insurance (Y/N)	Insurance Certificate
218	Seismic Report Date	Seismic Report
219	Seismic PML %	Seismic Report
220	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
221	Single-Tenant (Y/N)	Rent Roll

Count	Characteristic	Source Document
222	Property Manager	Loan Agreement/Management Agreement
223	TIC (Y/N)	Loan Agreement
224	Max Number of TICs	Loan Agreement
225	Single Purpose Borrower (Y/N)	Loan Agreement
226	Independent Director (Y/N)	Loan Agreement
227	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
228	DST (Y/N)	Loan Agreement
229	IDOT (Y/N)	Loan Agreement
230	Largest Tenant Name	Rent Roll
231	Largest Tenant SqFt	Rent Roll
232	Largest Tenant Exp Date	Rent Roll
233	2nd Largest Tenant Name	Rent Roll
234	2nd Largest Tenant SqFt	Rent Roll
235	2nd Largest Tenant Exp Date	Rent Roll
236	3rd Largest Tenant Name	Rent Roll
237	3rd Largest Tenant SqFt	Rent Roll
238	3rd Largest Tenant Exp Date	Rent Roll
239	4th Largest Tenant Name	Rent Roll
240	4th Largest Tenant Sqft	Rent Roll
241	4th Largest Tenant Exp Date	Rent Roll
242	5th Largest Tenant Name	Rent Roll
243	5th Largest Tenant Sqft	Rent Roll
244	5th Largest Tenant Exp Date	Rent Roll
245	Senior Debt Amount	Not Applicable
246	Senior Debt Holder	Not Applicable
247	Senior Debt Rate	Not Applicable
248	Floor	Not Applicable
249	Maturity	Not Applicable
250	Amort	Not Applicable
251	Administrative Fee Rate	Not Applicable
252	Net Mortgage Rate	Not Applicable
253	In-place Senior Debt Service	Not Applicable
254	As Stabilized Senior Debt Service	Not Applicable
255	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
256	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Not Applicable
257	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
258	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
259	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
260	Permitted Future Debt (Y/N)	Loan Agreement

Count	Characteristic	Source Document
261	Type	Loan Agreement
262	Comments	Not Applicable

Calculation Procedures

With respect to Characteristic 22, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 24, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Mortgage Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 28, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) Mortgage Loan Cut-off Date Balance ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 31, we recomputed the Mortgage Loan % of Total Cut-off Date Balance by dividing the (a) Contributed Balance by (b) sum of the Contributed Balance of all the Collateral Interests.

With respect to Characteristic 32, we set the Collateral Interest Cut-off Date Balance ($) equal to the Contributed Balance.

With respect to Characteristic 33, we set the Collateral Interest % of Total Cut-off Date Balance equal to the Mortgage Loan % of Total Cut-off Date Balance.

With respect to Characteristic 34, we set the Mortgage Loan Balloon Payment ($) equal to the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 35, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (a) Mortgage Loan Cut-off Date Balance ($) by (b) No of Units.

With respect to Characteristic 36, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (a) sum of the (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($) by (b) No of Units.

With respect to Characteristic 37, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) No of Units.

With respect to Characteristic 42, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 43, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the (a) Cut-off Date Seasoning from (b) Initial Loan Term (Original).

With respect to Characteristic 44, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in January 2022 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 45, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 46, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the (a) Cut-off Date Seasoning from (b) Fully Extended Loan Term (Original).

With respect to Characteristic 56, we recomputed the First Extension Fee ($) as the product of the (i) Commitment Original Balance ($) and (ii) the First Extension Fee %, if applicable.

With respect to Characteristic 61, we recomputed the Second Extension Fee ($) as the product of the (i) Commitment Original Balance ($) and (ii) the Second Extension Fee %, if applicable.

With respect to Characteristic 66, we recomputed the Third Extension Fee ($) as the product of the (i) Commitment Original Balance ($) and (ii) the Third Extension Fee %, if applicable.

With respect to Characteristic 90, we recomputed the Mortgage Rate Floor as the sum of the (i) Fully Funded Mortgage Loan Margin % and (ii) the LIBOR Floor %.

With respect to Characteristic 92, we recomputed the Mortgage Rate Cap as the sum of the (i) Fully Funded Mortgage Loan Margin % and (ii) the LIBOR Cap Strike Price %.

With respect to Characteristic 96, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of the (i) LIBOR Floor % and (ii) 0.1% (as stipulated by representatives of the Company), as rounded based on the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Rate % for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 97, we recomputed B Note / Mezz Loan % by dividing the (a) Cut-off Date Subordinate Debt/Mezz Loan Bal ($) by (b) Cut-off Date Total Debt Balance. This procedure was only performed for Collateral Interests with a Cut-off Date Subordinate Debt/Mezz Loan Bal ($) greater than $0.

With respect to Characteristic 111, we recomputed the IO Number of Months through Initial Term by determining the number of interest only payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 112, we recomputed the IO Number of Months through Fully Extended Loan Term by determining the number of interest only payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date

With respect to Characteristic 127, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the (a) Mortgage Loan Cut-off Date Balance ($) by (b) As-Is Appraised Value.

With respect to Characteristic 128, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (a) sum of the (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($) by (b) Stabilized Appraised Value, if applicable, else by the As-Is Appraised Value.

With respect to Characteristic 129, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) Stabilized Appraised Value, if applicable, else by the As-Is Appraised Value.

With respect to Characteristic 145, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the (a) Most Recent Actual NOI by (b) Annual Debt Service Payment (IO). This procedure was performed for only those Collateral Interests with a Most Recent Actual NOI set forth on the Data File.

With respect to Characteristic 146, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the (a) Most Recent Actual NCF by (b) the Annual Debt Service Payment (IO). This procedure was performed for only those Collateral Interests with a Most Recent Actual NCF set forth on the Data File.

With respect to Characteristic 147, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the (a) Most Recent Actual NOI by (b) Mortgage Loan Cut-off Date Balance ($). This procedure was performed for Collateral Interests with a Most Recent Actual NOI greater than 0.

With respect to Characteristic 148, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the (a) Most Recent Actual NCF by (b) Mortgage Loan Cut-off Date Balance ($). This procedure was performed for Collateral Interests with a Most Recent Actual NCF greater than 0.

With respect to Characteristic 155, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the (a) Underwritten NOI by (b) Annual Debt Service Payment (IO), except with respect to the Collateral Interests identified on the Data File as “The Kendrick” and “Orchards Portfolio,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 156, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the (a) Underwritten NCF by (b) the Annual Debt Service Payment (IO), except with respect to the Collateral Interests identified on the Data File as “The Kendrick” and “Orchards Portfolio,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 157, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the (a) Underwritten NOI by (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 158, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the (a) Underwritten NCF by (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 165, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the (a) Underwritten Stabilized NOI by (b) Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the sum of (i) the product of (a) the sum of (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360.

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the (a) Underwritten Stabilized NCF by (b) Fully Funded Annual Debt Service Payment.

With respect to Characteristic 167, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the (i) Underwritten Stabilized NOI by (ii) sum of (a) the Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 168, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the (i) Underwritten Stabilized NCF, if any, or else by the Underwritten NCF, by (ii) sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the (a) Appraisal Stabilized NOI by (b) Fully Funded Annual Debt Service Payment.

With respect to Characteristic 177, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the (a) Appraisal Stabilized NCF by (b) Fully Funded Annual Debt Service Payment.

With respect to Characteristic 178, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the (i) Appraisal Stabilized NOI by (ii) sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 179, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the (i) Appraisal Stabilized NCF by (ii) sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 255, we set the Cut-off Date Total Debt Balance equal to the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 257, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing (a) Cut-off Date Total Debt Balance by (b) As-Is Appraised Value.

With respect to Characteristic 258, we set the Cut-off Date Total Debt Ann Debt Service ($) to equal the Annual Debt Service Payment (IO).

With respect to Characteristic 259, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the (a) Underwritten NCF by (b) Cut-off Date Total Debt Ann Debt Service ($), except with respect to the Collateral Interests identified on the Data File as “The Kendrick” and “Orchards Portfolio,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Collateral Interest is equal to 1.00.

Appendix B

Missing Source Documents

Collateral Interest	Missing Source Document
The Harland	Loan Agreement, Interest Rate Cap Agreement, Settlement Statement, Title Policy, Guaranty, CMA, Servicer Report, Property Condition Report, ESA Phase I Report, Seismic Report, Insurance Certificate, Management Agreement and Non-Consolidation Opinion
Hollywood East	Interest Rate Cap Agreement and Title Policy
Heights at Park Lane	Interest Rate Cap Agreement and Title Policy